capital structure financial policies (Tables)	6 Months Ended
Jun. 30, 2021
capital structure financial policies
Disclosure of financial objectives that support the entity's long-term strategy

As at, or for the 12-month periods ended, June 30 ($ in millions)	Objective				2021	2020
Components of debt and coverage ratios
Net debt [1]					$18,169	$17,664
EBITDA – excluding restructuring and other costs [2]					$5,846	$5,769
Net interest cost [3] (Note 9)					$786	$797
Debt ratio
Net debt to EBITDA – excluding restructuring and other costs	2.20	–	2.70	[4]	3.11	3.06
Coverage ratios
Earnings coverage [5]					3.2	3.6
EBITDA – excluding restructuring and other costs interest coverage [6]					7.4	7.2

1	Net debt and total capitalization are calculated as follows:

As at June 30	Note	2021	2020
Long-term debt	26	$19,932	$18,518
Debt issuance costs netted against long-term debt		100	96
Derivative (assets) liabilities, net		62	(392)
Accumulated other comprehensive income amounts arising from financial instruments used to manage interest rate and currency risks associated with U.S. dollar-denominated long-term debt — excluding tax effects		158	313
Cash and temporary investments, net		(2,183)	(971)
Short-term borrowings	22	100	100
Net debt		18,169	17,664
Common equity		14,756	12,046
Less: accumulated other comprehensive income included in common equity above		(149)	(283)
Total capitalization		$32,776	$29,427

2	EBITDA – excluding restructuring and other costs is calculated as follows:

			EBITDA –
		Restructuring	excluding
	EBITDA	and other costs	restructuring
	(Note 5)	(Note 16)	and other costs
Add
Six-month period ended June 30, 2021	$2,912	$79	$2,991
Year ended December 31, 2020	5,494	259	5,753
Deduct
Six-month period ended June 30, 2020	(2,768)	(130)	(2,898)
EBITDA – excluding restructuring and other costs	$5,638	$208	$5,846

3	Net interest cost is defined as financing costs, excluding employee defined benefit plans net interest, recoveries on long-term debt prepayment premium and repayment of debt, calculated on a 12-month trailing basis (expenses recorded for long-term debt prepayment premium, if any, are included in net interest cost) (see Note 9).
4	Our long-term objective range for this ratio is 2.20 – 2.70 times. The ratio as at June 30, 2021, is outside the long-term objective range. We may permit, and have permitted, this ratio to go outside the objective range (for long-term investment opportunities), but we will endeavour to return this ratio to within the objective range in the medium term (following the recent 2021, and upcoming, 2023 and 2024 spectrum auctions), as we believe that this range is supportive of our long-term strategy. We are in compliance with the leverage ratio covenant in our credit facilities, which states that we may not permit our net debt to operating cash flow ratio to exceed 4.00: 1.00 (see Note 26 (d)); the calculation of the debt ratio is substantially similar to the calculation of the leverage ratio covenant in our credit facilities.
5	Earnings coverage is defined by Canadian Securities Administrators National Instrument 41-101 as net income before borrowing costs and income tax expense, divided by borrowing costs (interest on long-term debt; interest on short-term borrowings and other; long-term debt prepayment premium), and adding back capitalized interest, all such amounts excluding amounts attributable to non-controlling interests.
6	EBITDA – excluding restructuring and other costs interest coverage is defined as EBITDA – excluding restructuring and other costs, divided by net interest cost. This measure is substantially similar to the coverage ratio covenant in our credit facilities.

Disclosure of the dividend payout ratio

For the 12-month periods ended June 30	Objective	2021	2020
Determined using management measures
TELUS Corporation Common Share dividend payout ratio – net of dividend reinvestment plan effects	60%–75% [1]	111%	61%
Determined using most comparable IFRS-IASB measures
Ratio of TELUS Corporation Common Share dividends declared to cash provided by operating activities – less capital expenditures (excluding spectrum licences)		137%	84%

1	Our objective range for the TELUS Corporation Common Share dividend payout ratio is 60%-75% of free cash flow on a prospective basis.

For the 12-month periods ended June 30 (millions)	2021	2020
TELUS Corporation Common Share dividends declared	$1,609	$1,433
Amount of TELUS Corporation Common Share dividends declared reinvested in TELUS Corporation Common Shares	(600)	(516)
TELUS Corporation Common Share dividends declared - net of dividend reinvestment plan effects	$1,009	$917

Our calculation of free cash flow, and the reconciliation to cash provided by operating activities, is as follows:

For the 12-month periods ended June 30 (millions)	Note	2021	2020
EBITDA	5	$5,638	$5,570
Deduct non-cash gains from the sale of property, plant and equipment		(2)	(13)
Restructuring and other costs, net of disbursements		(5)	22
Effects of contract asset, acquisition and fulfilment and TELUS Easy Payment device financing		(86)	43
Effects of lease principal	31(b)	(447)	(346)
Leases accounted for as finance leases prior to adoption of IFRS 16		32	136
Items from the Consolidated statements of cash flows:
Share-based compensation, net	14	50	23
Net employee defined benefit plans expense	15	106	91
Employer contributions to employee defined benefit plans		(52)	(40)
Interest paid		(736)	(764)
Interest received		10	8
Capital expenditures (excluding spectrum licences)	5	(2,952)	(2,911)
Free cash flow before income taxes		1,556	1,819
Income taxes paid, net of refunds		(646)	(308)
Free cash flow		910	1,511
Add (deduct):
Capital expenditures (excluding spectrum licences)	5	2,952	2,911
Adjustments to reconcile to cash provided by operating activities		262	194
Cash provided by operating activities		$4,124	$4,616